Note Payable (Details) - Note payable - USD ($) $ in Millions	Dec. 08, 2022	Mar. 08, 2023
Note Payable
Percentage of interest rate	9.00%
Maturity term	12 months
Number of days after the date of business combination for maturity term	5 days
Percentage of the face amount including accrued interest payable if the business combination not consummated	120.00%
Hydra
Note Payable
Proceeds form issuance of note	$ 7.6
Face amount of note	$ 8.0	$ 10.0
Percentage of principal amount payable for waiving the acceleration right in consideration		125.00%